SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 445,500	$ 1,624,809
Less: allowance for estimated credit losses
Accounts receivable, net	$ 445,500	$ 1,624,809